Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2023-3

Collection Period	02/01/26-02/28/26
Determination Date	3/9/2026
Distribution Date	3/16/2026

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-260819-07.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$477,277,984.48
2.	Collections allocable to Principal		$20,305,331.63
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$1,793,139.01
5.	Pool Balance on the close of the last day of the related Collection Period		$455,179,513.84
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		35,317
7.	Initial Pool Balance		$1,522,843,120.68
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$0.00	$0.00
	b. Class A-2a Note Balance	$0.00	$0.00
	c. Class A-2b Floating Rate Note Balance	$0.00	$0.00
	d. Class A-3 Note Balance	$238,735,337.67	$216,636,867.03
	e. Class A-4 Note Balance	$93,890,000.00	$93,890,000.00
	f. Class B Note Balance	$39,590,000.00	$39,590,000.00
	g. Class C Note Balance	$45,680,000.00	$45,680,000.00
	h. Class D Note Balance	$36,540,000.00	$36,540,000.00
	i. Note Balance (sum a - h)	$454,435,337.67	$432,336,867.03
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.0000000	0.0000000
	b. Class A-2a Note Pool Factor	0.0000000	0.0000000
	c. Class A-2b Floating Rate Note Pool Factor	0.0000000	0.0000000
	d. Class A-3 Note Pool Factor	0.5208013	0.4725935
	e. Class A-4 Note Pool Factor	1.0000000	1.0000000
	f. Class B Note Pool Factor	1.0000000	1.0000000
	g. Class C Note Pool Factor	1.0000000	1.0000000
	h. Class D Note Pool Factor	1.0000000	1.0000000
	i. Note Pool Factor	0.3029569	0.2882246
10.	Overcollateralization Target Amount		$22,842,646.81
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$22,842,646.81
12.	Weighted Average Coupon		10.92%
13.	Weighted Average Original Term	months	66.37
14.	Weighted Average Remaining Term	months	31.57
15.	30 day Average SOFR for the accrual period ending 3/15/2026		3.65819%
16.	Note Rate applicable to the Class A-2b notes for the interest period ending 3/15/2026		N/A
Collections
17.	Finance Charges:
	a. Collections allocable to Finance Charge		$4,175,398.28
	b. Liquidation Proceeds allocable to Finance Charge		$847.04
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$4,176,245.32
18.	Principal:
	a. Collections allocable to Principal		$20,305,331.63
	b. Liquidation Proceeds allocable to Principal		$824,325.54
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$21,129,657.17
19.	Total Finance Charge and Principal Collections (17d + 18d)		$25,305,902.49
20.	Interest Income from Collection Account		$61,888.48
21.	Simple Interest Advances		$0.00
22.	Available Collections (Ln19 + 20 + 21)		$25,367,790.97

Available Funds
23.	Available Collections	$25,367,790.97
24.	Reserve Account Draw Amount	$0.00
25.	Available Funds	$25,367,790.97
Application of Available Funds
26.	Servicing Fee	0.15%
	a. Monthly Servicing Fee	$397,731.65
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$397,731.65
	d. Shortfall Amount (a + b - c)	$0.00
27.	Unreimbursed Servicer Advances	$0.00
28.	Successor Servicer and Asset Representations Reviewer Unpaid Expenses and Indemnity Amounts
	a. Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	b. Successor Servicer Amount Paid	$0.00
	c. Successor Servicer Shortfall Amount (a - b)	$0.00
	d. Asset Representations Reviewer Fees, Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	e. Asset Representations Reviewer Amount Paid	$0.00
	f. Asset Representations Reviewer Shortfall Amount (d - e)	$0.00
29.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$0.00
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$0.00
	e. Class A-2a Monthly Interest	$—
	f. Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	h. Total Class A-2a Note Interest (sum e - g)	$—
	i. Class A-2b Monthly Interest	$—
	j. Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	l. Total Class A-2b Note Interest (sum i - k)	$—
	m. Class A-3 Monthly Interest	$1,050,435.49
	n. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	p. Total Class A-3 Note Interest (sum m - o)	$1,050,435.49
	q. Class A-4 Monthly Interest	$411,551.17
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	t. Total Class A-4 Note Interest (sum q - s)	$411,551.17
30.	Priority Principal Distributable Amount	$0.00
31.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$180,464.42
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$180,464.42
32.	Secondary Principal Distributable Amount	$0.00
33.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$213,554.00
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$213,554.00
34.	Tertiary Principal Distributable Amount	$0.00
35.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$196,098.00
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$196,098.00

36.	Quaternary Principal Distributable Amount	$—
37.	Required Payment Amount (Ln 26 + Ln 28 + (sum of Ln 29 through Ln 36))	$2,449,834.73
38.	Reserve Account Deficiency	$0.00
39.	Regular Principal Distributable Amount	$22,098,470.64
40.	Remaining Unpaid Servicer Transition Expenses and Additional Servicing Fees, if any	$0.00
41.	Remaining Unpaid Trustee and Asset Representations Reviewer Fees, Expenses and Indemnity Amounts, if any
	a. Remaining Unpaid Trustee Fees, Expenses and Indemnity Amounts	$0.00
	b. Remaining Unpaid Asset Representations Reviewer Fees, Expenses and Indemnity Amounts	$0.00
42.	Remaining Unpaid Successor Servicer Indemnity Amounts, if any	$0.00
Collection Account Activity		0.15%
43.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$4,176,245.32
	b. Total Daily Deposits of Principal Collections	$21,129,657.17
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$61,888.48
	e. Total Deposits to Collection Account (sum a - d)	$25,367,790.97
44.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$397,731.65
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$24,150,573.72
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$819,485.60
	f. Total Withdrawals from Collection Account (sum a - e)	$25,367,790.97
Note Payment Account Activity
45.	Deposits
	a. Class A-1 Interest Distribution	$0.00
	b. Class A-2a Interest Distribution	$—
	c. Class A-2b Interest Distribution	$—
	d. Class A-3 Interest Distribution	$1,050,435.49
	e. Class A-4 Interest Distribution	$411,551.17
	f. Class B Interest Distribution	$180,464.42
	g. Class C Interest Distribution	$213,554.00
	h. Class D Interest Distribution	$196,098.00
	i. Class A-1 Principal Distribution	$0.00
	j. Class A-2a Principal Distribution	$0.00
	k. Class A-2b Principal Distribution	$0.00
	l. Class A-3 Principal Distribution	$22,098,470.64
	m. Class A-4 Principal Distribution	$0.00
	n. Class B Principal Distribution	$0.00
	o. Class C Principal Distribution	$0.00
	p. Class D Principal Distribution	$0.00
	q. Total Deposits to Note Payment Account (sum a - p)	$24,150,573.72
46.	Withdrawals
	a. Class A-1 Distribution	$0.00
	b. Class A-2a Distribution	$0.00
	c. Class A-2b Distribution	$0.00
	d. Class A-3 Distribution	$23,148,906.13
	e. Class A-4 Distribution	$411,551.17
	f. Class B Distribution	$180,464.42
	g. Class C Distribution	$213,554.00
	h. Class D Distribution	$196,098.00
	i. Total Withdrawals from Note Payment Account (sum a - h)	$24,150,573.72

Certificate Payment Account Activity
47.	Deposits to Certificate Payment Account from Excess Collections	$819,485.60
48.	Withdrawals from Certificate Payment Account for Certificateholder Distribution	$819,485.60
Required Reserve Account Amount		0.15%
49.	Required Reserve Account Amount (1.00% of Initial Pool Balance)	$3,807,107.80
Reserve Account Reconciliation
50.	Beginning Balance (as of end of preceding Distribution Date)	$3,807,107.80
51.	Investment Earnings	$10,508.57
52.	Reserve Account Draw Amount	$0.00
53.	Reserve Account Amount (Ln 50 + Ln 51 - Ln 52)	$3,817,616.37
54.	Deposit from Available Funds (Ln 44d)	$0.00
55.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
56.	Payment to Depositor if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 55 exist	$10,508.57
57.	Ending Balance (Ln53 + Ln54 - Ln55 - Ln56)	$3,807,107.80
58.	Reserve Account Deficiency (Ln50 - Ln57)	$0.00
Instructions to the Trustee
59.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
60.	Amount to be paid to Servicer from the Collection Account	$397,731.65
61.	Amount to be deposited from the Collection Account into the Note Payment Account	$24,150,573.72
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$819,485.60
63.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Depositor, if no unfunded Regular Principal distributable amount exists	$10,508.57
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$0.00
66.	Amount to be paid to Class A-2a Noteholders from the Note Payment Account	$0.00
67.	Amount to be paid to Class A-2b Noteholders from the Note Payment Account	$0.00
68.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$23,148,906.13
69.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$411,551.17
70.	Amount to be paid to Class B Noteholders from the Note Payment Account	$180,464.42
71.	Amount to be paid to Class C Noteholders from the Note Payment Account	$213,554.00
72.	Amount to be paid to Class D Noteholders from the Note Payment Account	$196,098.00
73.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections	$819,485.60

Delinquency Activity
		Number of Loans	Principal Balance
74.	Delinquency Analysis
	a. 31 to 60 days past due	1,112	$20,314,932.39
	b. 61 to 90 days past due	558	$10,660,563.41
	c. 91 to 120 days past due	165	$2,799,145.09
	d. 121 or more days past due	0	$0.00
	e. Total Past Due (sum a - d)	1,835	$33,774,640.89
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 74e / Ln 5)		7.4201%

75.	Has a Delinquency Trigger Event occurred?		No

Loss Activity
		Number of Loans	Principal Balance

76.	Defaulted Receivables (charge-offs)	119	$1,793,139.01
77.	Recoveries	296	$825,172.58
78.	Net Losses (Ln 76 - Ln 77)		$967,966.43
79.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 78 / Ln 1)		0.2028%

Cumulative Loss Activity
		Number of Loans	Principal Balance

80.	Defaulted Receivables (charge-offs)	3,845	$75,155,022.92
81.	Recoveries	2,967	$27,752,278.80
82.	Cumulative Net Losses (Ln 80 - Ln 81)		$47,402,744.12
83.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 82 / Ln 7)		3.1128%
84.	Average Net Loss on Defaulted Receivables		$12,328.41

Other Servicing Information

85.	Principal Balance of Receivables extended during the Collection Period		$6,491,815.10
86.	Pool Balance on the close of the last day of the preceding Collection Period		$477,277,984.48
87.	Ratio of extensions to pool balance (Ln 85 / Ln 86)		1.36%

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on March 9, 2026

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Greg Dostich

Name:	Greg Dostich

Title:	Vice President and Treasurer